Supplement to the
Fidelity® Variable Insurance Products
Freedom Lifetime Income I Portfolio
Freedom Lifetime Income II Portfolio
Freedom Lifetime Income III Portfolio
April 30, 2025
Prospectus

Effective October 1, 2025, the following information replaces similar information found in the "Appendix" section under the "Additional Index Information" heading.
Each of Fidelity VIP Freedom Lifetime Income I Composite IndexSM, Fidelity VIP Freedom Lifetime Income II Composite IndexSM, and Fidelity VIP Freedom Lifetime Income III Composite IndexSM is a customized blend of the following unmanaged indexes: Dow Jones U.S. Total Stock Market IndexSM, Bloomberg U.S. Aggregate Bond Index, MSCI All Country World ex U.S. Index (Net MA), Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg U.S. Long Treasury Bond Index, Bloomberg U.S. 3-6 Month Treasury Bill Index, and Bloomberg Global Aggregate ex USD ex EM Float Adjusted RIC Diversified Index (Hedged USD). The index weightings are adjusted monthly to reflect each fund's changing asset allocations. The compositions differed in periods prior to October 1, 2025.
VIPFLI-PSTK-0625-109 1.832271.109	June 6, 2025
Supplement to the
Fidelity® Variable Insurance Products
Investor Freedom® Funds
April 30, 2025
Prospectus

Effective October 1, 2025, the following information replaces similar information found in the "Appendix" section under the "Additional Index Information" heading.
Each of Fidelity VIP Freedom Income Composite IndexSM, Fidelity VIP Freedom 2010 Composite IndexSM, Fidelity VIP Freedom 2015 Composite IndexSM, Fidelity VIP Freedom 2020 Composite IndexSM, Fidelity VIP Freedom 2025 Composite IndexSM, Fidelity VIP Freedom 2030 Composite IndexSM, Fidelity VIP Freedom 2035 Composite IndexSM, Fidelity VIP Freedom 2040 Composite IndexSM, Fidelity VIP Freedom 2045 Composite IndexSM, and Fidelity VIP Freedom 2050 Composite IndexSM is a customized blend of the following unmanaged indexes: Dow Jones U.S. Total Stock Market Index℠, Bloomberg U.S. Aggregate Bond Index, MSCI All Country World ex U.S. Index (Net MA), Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg U.S. Long Treasury Bond Index, Bloomberg U.S. 3-6 Month Treasury Bill Index, and Bloomberg Global Aggregate ex USD ex EM Float Adjusted RIC Diversified Index (Hedged USD). The index weightings are adjusted monthly to reflect each fund's changing asset allocations. The compositions differed in periods prior to October 1, 2025.
VIPIFF-PSTK-0625-113 1.828376.113	June 6, 2025
Supplement to the
Fidelity® Variable Insurance Products
Freedom Funds
Initial Class, Service Class, and Service Class 2
April 30, 2025
Prospectus

Effective October 1, 2025, the following information replaces similar information found in the "Appendix" section under the "Additional Index Information" heading.
Each of Fidelity VIP Freedom Income Composite IndexSM, Fidelity VIP Freedom 2010 Composite IndexSM, Fidelity VIP Freedom 2015 Composite IndexSM, Fidelity VIP Freedom 2020 Composite IndexSM, Fidelity VIP Freedom 2025 Composite IndexSM, Fidelity VIP Freedom 2030 Composite IndexSM, Fidelity VIP Freedom 2035 Composite IndexSM, Fidelity VIP Freedom 2040 Composite IndexSM, Fidelity VIP Freedom 2045 Composite IndexSM, Fidelity VIP Freedom 2050 Composite IndexSM, Fidelity VIP Freedom 2055 Composite IndexSM, Fidelity VIP Freedom 2060 Composite IndexSM, Fidelity VIP Freedom 2065 Composite IndexSM, and Fidelity VIP Freedom 2070 Composite IndexSM is a customized blend of the following unmanaged indexes: Dow Jones U.S. Total Stock Market IndexSM, Bloomberg U.S. Aggregate Bond Index, MSCI All Country World ex U.S. Index (Net MA), Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg U.S. Long Treasury Bond Index, Bloomberg U.S. 3-6 Month Treasury Bill Index, and Bloomberg Global Aggregate ex USD ex EM Float Adjusted RIC Diversified Index (Hedged USD). The index weightings are adjusted monthly to reflect each fund's changing asset allocations. The compositions differed in periods prior to October 1, 2025.
VIPFF2K-PSTK-0625-113 1.828420.113	June 6, 2025